COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Operating right-of-use assets	$ 83,155			$ 29,865	$ 182,604
Operating lease liabilities	83,155			30,885
Rent expenses	$ 235,463	$ 65,778	$ 193,182	$ 83,202
Leasing Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares, Issued	2,500,000
Investment Building and Building Improvements	$ 101,500